UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Miura Global Management, LLC

Address:  101 Park Avenue - 21st Floor
          New York, New York 10178

13F File Number: 028-12333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Gregory Heyman
Title:    Chief Compliance Officer
Phone:    (212) 984-8825

Signature, Place and Date of Signing:


/s/ Gregory Heyman             New York, New York             May 15, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  86

Form 13F Information Table Value Total: $1,654,327
                                         (thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
          COLUMN 1                COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COL 7        COLUMN 8

                                                              VALUE    SHS OR    SH/ PUT/   INVSTMNT   OTHR    VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT   PRN CALL   DISCERTN   MGRS   SOLE      SHARED NONE
       --------------          --------------     -----     --------   -------   --- ----   --------   ----   ----      ------ ----
ABERCROMBIE & FITCH CO         CL A             002896207     8,046      110,000 SH           SOLE     NONE     110,000 0     0
ALLIANCE DATA SYSTEMS CORP     COM              018581108    19,004      400,000 SH           SOLE     NONE     400,000 0     0
ALTRIA GROUP INC               COM              02209S103    55,500    2,500,000 SH           SOLE     NONE   2,500,000 0     0
AMBAC FINL GROUP INC           COM              023139108    11,016    1,915,700 SH           SOLE     NONE   1,915,700 0     0
APPLE INC                      COM              037833100    53,095      370,000 SH           SOLE     NONE     370,000 0     0
ASSURED GUARANTY LTD           COM              G0585R106    15,458      651,116 SH           SOLE     NONE     651,116 0     0
AVENTINE RENEWABLE ENERGY      COM              05356X403     6,760    1,300,000 SH           SOLE     NONE   1,300,000 0     0
BAIDU COM INC                  SPON ADR REP A   056752108    29,954      125,000 SH           SOLE     NONE     125,000 0     0
BARE ESCENTUALS INC            COM              067511105    22,834      975,000 SH           SOLE     NONE     975,000 0     0
BUNGE LIMITED                  COM              G16962105    19,113      220,000 SH           SOLE     NONE     220,000 0     0
CENTEX CORP                    COM              152312104     9,684      400,000 SH           SOLE     NONE     400,000 0     0
CHINA LIFE INS CO LTD          SPON ADR REP H   16939P106    28,633      550,000 SH           SOLE     NONE     550,000 0     0
CHINA SUNERGY CO LTD           SPON ADR         16942X104     2,681      367,300 SH           SOLE     NONE     367,300 0     0
COACH INC                      COM              189754104    15,075      500,000 SH           SOLE     NONE     500,000 0     0
COUNTRYWIDE FINANCIAL CORP     COM              222372104    34,766    6,321,100 SH           SOLE     NONE   6,321,100 0     0
CREE INC                       COM              225447101     1,398       50,000 SH           SOLE     NONE      50,000 0     0
CROCS INC                      COM              227046109    41,158    2,355,950 SH           SOLE     NONE   2,355,950 0     0
DEALERTRACK HLDGS INC          COM              242309102     2,932      145,000 SH           SOLE     NONE     145,000 0     0
DRYSHIPS INC                   SHS              Y2109Q101     8,987      150,000 SH           SOLE     NONE     150,000 0     0
DUPONT FABROS TECHNOLOGY INC   COM              26613Q106    52,924    3,209,500 SH           SOLE     NONE   3,209,500 0     0
E TRADE FINANCIAL CORP         COM              269246104    22,989    5,955,589 SH           SOLE     NONE   5,955,589 0     0
EARTHLINK INC                  COM              270321102     4,530      600,000 SH           SOLE     NONE     600,000 0     0
EASTMAN KODAK CO               COM              277461109     1,324       74,900 SH           SOLE     NONE      74,900 0     0
ELAN PLC                       ADR              284131208    18,774      900,000 SH           SOLE     NONE     900,000 0     0
EXTERRAN HLDGS INC             COM              30225X103    72,265    1,119,700 SH           SOLE     NONE   1,119,700 0     0
FIRSTFED FINL CORP             COM              337907109    16,290      600,000 SH           SOLE     NONE     600,000 0     0
FIRST SOLAR INC                COM              336433107    23,576      102,000 SH           SOLE     NONE     102,000 0     0
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109    52,430    1,491,600 SH           SOLE     NONE   1,491,600 0     0
FTI CONSULTING INC             COM              302941109    10,656      150,000 SH           SOLE     NONE     150,000 0     0
GENENTECH INC                  COM NEW          368710406    52,767      650,000 SH           SOLE     NONE     650,000 0     0
GOLDMAN SACHS GROUP INC        COM              38141G104    23,155      140,000     PUT      SOLE     NONE     140,000 0     0
GREENHILL & CO INC             COM              395259104    14,956      215,000 SH           SOLE     NONE     215,000 0     0
HNI CORP                       COM              404251100     4,033      150,000 SH           SOLE     NONE     150,000 0     0
HOVNANIAN ENTERPRISES INC      CL A             442487203    22,154    2,090,000 SH           SOLE     NONE   2,090,000 0     0
INDYMAC BANCORP INC            COM              456607100     7,861    1,585,000 SH           SOLE     NONE   1,585,000 0     0
INTERACTIVE BROKERS GROUP IN   COM              45841N107     6,418      250,000 SH           SOLE     NONE     250,000 0     0
INTEROIL CORP                  COM              460951106     3,294      200,000 SH           SOLE     NONE     200,000 0     0
J2 GLOBAL COMMUNICATIONS INC   COM NEW          46626E205     5,580      250,000 SH           SOLE     NONE     250,000 0     0
JA SOLAR HOLDINGS CO LTD       SPON ADR         466090107    74,541    4,007,599 SH           SOLE     NONE   4,007,599 0     0
KB HOME                        COM              48666K109     2,720      110,000 SH           SOLE     NONE     110,000 0     0
LDK SOLAR CO LTD               SPONSORED ADR    50183L107    23,801      881,509 SH           SOLE     NONE     881,509 0     0
LEAP WIRELESS INTL INC         COM NEW          521863308    41,149      883,035 SH           SOLE     NONE     883,035 0     0
LEHMAN BROS HLDGS INC          COM              524908100    46,700    1,240,700 SH           SOLE     NONE   1,240,700 0     0
LEHMAN BROS HLDGS INC          COM              524908100    10,163      270,000     PUT      SOLE     NONE     270,000 0     0
LENNAR CORP                    CL A             526057104    19,468    1,035,000 SH           SOLE     NONE   1,035,000 0     0
MBIA INC                       COM              55262C100     7,699      630,000 SH           SOLE     NONE     630,000 0     0
MELCO PBL ENTMNT LTD           ADR              585464100    11,949    1,050,000 SH           SOLE     NONE   1,050,000 0     0
MEMC ELECTR MATLS INC          COM              552715104     5,318       75,000 SH           SOLE     NONE      75,000 0     0
MERRILL LYNCH & CO INC         COM              590188108     5,704      140,000     PUT      SOLE     NONE     140,000 0     0
MOHAWK INDS INC                COM              608190104    51,345      717,000 SH           SOLE     NONE     717,000 0     0
MOODYS CORP                    COM              615369105     5,225      150,000 SH           SOLE     NONE     150,000 0     0
MYRIAD GENETICS INC            COM              62855J104    36,261      900,000 SH           SOLE     NONE     900,000 0     0
NUTRI SYS INC NEW              COM              67069D108    17,858    1,185,000 SH           SOLE     NONE   1,185,000 0     0
NVR INC                        COM              62944T105     4,182        7,000 SH           SOLE     NONE       7,000 0     0
OFFICE DEPOT INC               COM              676220106     6,630      600,000 SH           SOLE     NONE     600,000 0     0
OFFICEMAX INC DEL              COM              67622P101     1,914      100,000 SH           SOLE     NONE     100,000 0     0
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408    75,448      738,900 SH           SOLE     NONE     738,900 0     0
PMI GROUP INC                  COM              69344M101     3,638      625,000 SH           SOLE     NONE     625,000 0     0
POPULAR INC                    COM              733174106    12,243    1,050,000 SH           SOLE     NONE   1,050,000 0     0
PREMIER EXIBITIONS INC         COM              74051E102     3,492      578,000 SH           SOLE     NONE     578,000 0     0
PRICELINE COM INC              COM NEW          741503403    54,387      450,000 SH           SOLE     NONE     450,000 0     0
RADIAN GROUP INC               COM              750236101    10,353    1,575,700 SH           SOLE     NONE   1,575,700 0     0
RAM HOLDINGS LTD               SHS              G7368R104       114       50,000 SH           SOLE     NONE      50,000 0     0
REDWOOD TR INC                 COM              758075402    27,975      769,614 SH           SOLE     NONE     769,614 0     0
RESEARCH IN MOTION LTD         COM              760975102    44,829      399,441 SH           SOLE     NONE     399,441 0     0
RYLAND GROUP INC               COM              783764103     4,111      125,000 SH           SOLE     NONE     125,000 0     0
SEARS HLDGS CORP               COM              812350106    15,314      150,000 SH           SOLE     NONE     150,000 0     0
SECURITY CAPITAL ASSURANCE     COM              G8018D107       199      381,800 SH           SOLE     NONE     381,800 0     0
SELECT COMFORT CORP            COM              81616X103     2,034      565,000 SH           SOLE     NONE     565,000 0     0
SIRF TECHNOLOGY HLDGS INC      COM              82967H101     3,334      655,000 SH           SOLE     NONE     655,000 0     0
SOLARFUN POWER HOLDINGS CO L   SPONSORED ADR    83415U108     2,368      196,326 SH           SOLE     NONE     196,326 0     0
STANDARD PAC CORP NEW          COM              85375C101     6,075    1,250,000 SH           SOLE     NONE   1,250,000 0     0
SYNOVUS FINL CORP              COM              87161C105     3,993      361,000 SH           SOLE     NONE     361,000 0     0
TEMPUR PEDIC INTL INC          COM              88023U101    10,032      912,000 SH           SOLE     NONE     912,000 0     0
KNOT INC                       COM              499184109     3,525      300,000 SH           SOLE     NONE     300,000 0     0
TIFFANY & CO NEW               COM              886547108    14,644      350,000 SH           SOLE     NONE     350,000 0     0
TRANSDIGM GROUP INC            COM              893641100    25,935      700,000 SH           SOLE     NONE     700,000 0     0
TRINA SOLAR LIMITED            SPON ADR         89628E104    11,647      378,899 SH           SOLE     NONE     378,899 0     0
URBAN OUTFITTERS INC           COM              917047102    17,556      560,000 SH           SOLE     NONE     560,000 0     0
USEC INC                       COM              90333E108     6,031    1,630,000 SH           SOLE     NONE   1,630,000 0     0
UTSTARCOM INC                  COM              918076100     9,512    3,349,199 SH           SOLE     NONE   3,349,199 0     0
VERASUN ENERGY CORP            COM              92336G106     8,085    1,100,000 SH           SOLE     NONE   1,100,000 0     0
VERIFONE HLDGS INC             COM              92342Y109    25,788    1,625,000 SH           SOLE     NONE   1,625,000 0     0
WEBSENSE INC                   COM              947684106     1,699       90,600 SH           SOLE     NONE      90,600 0     0
WELLCARE HEALTH PLANS INC      COM              94946T106    14,840      381,000 SH           SOLE     NONE     381,000 0     0
YINGLI GREEN ENERGY HLDG CO    ADR              98584B103    60,430    3,533,908 SH           SOLE     NONE   3,533,908 0     0

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